Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Contingent Liability for Common Shares Issuable

Contingent liability for common shares issuable:

Original liability on date of agreement	$1,220,000
Gain on contingent liability in 2018	(700,000)
Balance as of December 31, 2018	520,000
Gain on contingent liability through September 30, 2019	(440,000)
Contingent liability for common shares issuable as of September 30, 2019	$80,000

The contingent liability was recorded during 2018 as follows:

2018
Contingent liability for common shares issuable:

Original liability on date of agreement	$1,220,000
Gain on contingent liability	(700,000)

Contingent liability for common shares issuable	$520,000